Goodwill, Net (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	May 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Apr. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Goodwill [Line Items]
Goodwill amount (in Yuan Renminbi)	¥ 621			¥ 3,361		¥ 508
Maximum [Member]
Goodwill [Line Items]
Goodwill amount (in Yuan Renminbi)						1,851
Minimum [Member]
Goodwill [Line Items]
Goodwill amount (in Yuan Renminbi)						¥ 1,002
Shanghai Nuancheng Network Technology Co., Ltd. (“Shanghai Nuancheng”) [Member]
Goodwill [Line Items]
Percentage of equity interest					71.00%	85.00%
Shenzhen Yuanjing Tribe Technology Co., Ltd. (“Yuanjing Tribe”) [Member]
Goodwill [Line Items]
Percentage of equity interest					75.00%
Duoduo Robot [Member]
Goodwill [Line Items]
Percentage of equity interest			32.00%
Suzhou Tinghaozhu Technology Co., Ltd [Member]
Goodwill [Line Items]
Percentage of equity interest		35.00%	30.00%
Goodwill amount (in Yuan Renminbi)			¥ 621